Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 350,972	€ 253,780	€ 633,691	€ 524,529
Denominators:
Weighted average number of shares outstanding	292,733,283	303,456,178	295,287,813	305,048,922
Potentially dilutive shares	240,359	107,755	221,971	118,134
Basic earnings per share	€ 1.20	€ 0.84	€ 2.15	€ 1.72
Diluted earnings per share	€ 1.20	€ 0.84	€ 2.14	€ 1.72